Financial assets and liabilities -Loans and financing (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Loans and financing	$ 13,360	$ 13,056
Debt contracts in Brazil
Disclosure of detailed information about borrowings [line items]
Loans and financing	1,470	2,562
Debt contracts in the international markets
Disclosure of detailed information about borrowings [line items]
Loans and financing	11,890	10,494
Carrying amount
Disclosure of detailed information about borrowings [line items]
Loans and financing	13,159	12,845
Carrying amount | US$
Disclosure of detailed information about borrowings [line items]
Loans and financing	3,225	3,194
Carrying amount | EUR
Disclosure of detailed information about borrowings [line items]
Loans and financing		224
Carrying amount | Other currencies
Disclosure of detailed information about borrowings [line items]
Loans and financing	120	120
Carrying amount | TJLP, TR, IPCA, IGP-M and CDI
Disclosure of detailed information about borrowings [line items]
Loans and financing	860	1,332
Carrying amount | Fixed interest
Disclosure of detailed information about borrowings [line items]
Loans and financing	34	88
Carrying amount | Basket of currencies and bonds in US$ indexed to LIBOR
Disclosure of detailed information about borrowings [line items]
Loans and financing	56	101
Carrying amount | Bonds
Disclosure of detailed information about borrowings [line items]
Loans and financing	7,448	5,948
Carrying amount | Eurobonds
Disclosure of detailed information about borrowings [line items]
Loans and financing	920	843
Carrying amount | Debentures
Disclosure of detailed information about borrowings [line items]
Loans and financing	496	995
Fair value
Disclosure of detailed information about borrowings [line items]
Loans and financing	15,866	14,584
Fair value | US$
Disclosure of detailed information about borrowings [line items]
Loans and financing	3,278	3,280
Fair value | EUR
Disclosure of detailed information about borrowings [line items]
Loans and financing		211
Fair value | Other currencies
Disclosure of detailed information about borrowings [line items]
Loans and financing	134	131
Fair value | TJLP, TR, IPCA, IGP-M and CDI
Disclosure of detailed information about borrowings [line items]
Loans and financing	857	1,379
Fair value | Fixed interest
Disclosure of detailed information about borrowings [line items]
Loans and financing	35	88
Fair value | Basket of currencies and bonds in US$ indexed to LIBOR
Disclosure of detailed information about borrowings [line items]
Loans and financing	56	100
Fair value | Bonds
Disclosure of detailed information about borrowings [line items]
Loans and financing	10,025	7,484
Fair value | Eurobonds
Disclosure of detailed information about borrowings [line items]
Loans and financing	985	916
Fair value | Debentures
Disclosure of detailed information about borrowings [line items]
Loans and financing	$ 496	$ 995